Financial assets, liabilities and financial result (excluding Orange Bank) - Cash flows disclosed in financing activities - Financial Liabilities (Details) - Operating segments [member] - Telecom activities, operating segment [member]
€ in Millions
12 Months Ended
Dec. 31, 2017 EUR (€)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash flows	€ (518)
Financial liabilities, class [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	33,525
Cash flows	166
Foreign exchange movement	(1,200)
Other	(16)
Balance at end of period	32,475
Perpetual bonds redeemable for shares, financial liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	1,212
Other	22
Balance at end of period	1,234
Bonds, financial liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	27,370
Cash flows	(460)
Foreign exchange movement	(1,104)
Other	(103)
Balance at end of period	25,703
Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	2,710
Cash flows	294
Foreign exchange movement	(54)
Other	11
Balance at end of period	2,961
Finance lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	622
Cash flows	(96)
Other	45
Balance at end of period	571
Cash collateral received [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	541
Cash flows	(520)
Balance at end of period	21
NEU commercial papers [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	542
Cash flows	818
Foreign exchange movement	(2)
Balance at end of period	1,358
IFRS Bank Overdrafts [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	278
Cash flows	(66)
Foreign exchange movement	(19)
Balance at end of period	193
Other financial liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	250
Cash flows	196
Foreign exchange movement	(21)
Other	9
Balance at end of period	€ 434